INCOME TAX PROVISION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
INCOME TAX PROVISION
Schedule of effective tax rates reconciliation
Description	2023 Rate	2022 Rate

Statutory federal rate	21.00%	21.00%
State income taxes net of federal income tax benefit and others	0.00%	0.00%
Permanent differences for tax purposes and others	0.00%	0.00%
Change in valuation allowance	(21.00)%	(21.00)%

Effective tax rate	0.00%	0.00%

Description	2023 Rate	2022 Rate

Statutory federal rate	21.00%	21.00%
State income taxes net of federal income tax benefit and others	0.00%	0.00%
Permanent differences for tax purposes and others	0.00%	0.00%
Change in valuation allowance	(21.00)%	(21.00)%

Effective tax rate	0.00%	0.00%

Schedule of components of deferred tax assets and liabilities
	Three Months Ended March 31, 2024	Year Ended December 31, 2023

Deferred tax assets:
Net operating loss	$329,644	$294,810
Other temporary differences	428	1,711
Total deferred tax assets	330,072	296,521
Less – valuation allowance	(330,072)	(296,521)

Total deferred tax assets	$-	$-

	Year Ended December 31, 2023	Year Ended December 31, 2022

Deferred tax assets:
Net operating loss	$294,810	$139,407
Other temporary differences	1,711	1,087
Total deferred tax assets	296,521	140,495
Less – valuation allowance	(296,521)	(140,495)

Total deferred tax assets	$-	$-